Annual Total Returns - Voya Index Solution 2060 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2060 Portfolio - Class Z	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016	8.58%
2017	21.24%
2018	(8.27%)
2019	25.61%
2020	15.92%